Tax - Deferred tax assets not recognised (Details) - GBP (£) £ in Millions	Mar. 31, 2019	Mar. 31, 2018
Capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	£ 1,470	£ 510
Non-trade deficits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	4	4
Trading losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	£ 5	£ 4